Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 9,404	$ 9,718
Income tax expense	1,191	1,486
Comprehensive income for the period	(39)	5,160
Current assets	17,181		$ 17,193
Current liabilities	19,146		17,810
Cash provided by operating activities	5,139	6,648
Cash used in investing activities	(4,060)	(6,036)
Cash used in financing activities	(381)	(158)
Non-controlling interests [member] | Buckreef [member]
IfrsStatementLineItems [Line Items]
Revenue	9,404	9,718
Depreciation	484	193
Accretion expense	140	163
Income tax expense	1,191	1,486
Comprehensive income for the period	2,061	3,662
Current assets	11,542		11,238
Non-current assets	67,696		64,762
Current liabilities	(13,248)		(12,113)
Non-current liabilities	(6,354)		(5,301)
Advances from parent, net	(34,971)		$ (36,049)
Cash provided by operating activities	6,110	8,005
Cash used in investing activities	(4,057)	(6,209)
Cash used in financing activities	$ (1,089)	$ (48)